Leases (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases
NOTE (7) – Leases

The Bank has a combined operating lease for its corporate headquarters and main retail branch and a photocopier lease. The ROU asset and operating lease liability are recorded in office properties and equipment and other liabilities, respectively, in the consolidated statements of financial condition.

Our ROU asset represents our right to use an underlying asset during the lease term. Operating lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized based on the present value of the remaining lease payments using a discount rate that represents our incremental borrowing rate at the date of implementation of the new accounting standard.

The operating lease for our corporate headquarters and main retail branch has one 5-year extension option at the then fair market rate. As this extension option is not reasonably certain of exercise, it is not included in the lease term. The Bank recorded a ROU asset of $326 thousand and an operating lease liability of $332 thousand as of September 30, 2020. The Bank has no finance leases.

The Bank recorded operating lease expense costs of $121 thousand and $123 thousand for the three months and $363 thousand and $368 thousand for the nine months ended September 30, 2020 and 2019, respectively.

Additional information regarding our operating leases is summarized below for the periods indicated dollars in thousands):

	Quarter ended September 30, 2020	Nine Months ended September 30, 2020
Cash paid for amounts included in the measurement of lease liabilities for operating leases:	$88	$262

Weighted average remaining lease term in months		7

Weighted average discount rate		2.75%

The future minimum payments for operating leases with remaining terms of one year or more as of September 30, 2020 were as follows (in thousands):

Three months ended December 31, 2020	$140
Year ended December 31, 2021	195
Total Future Minimum Lease Payments	335
Amounts Representing Interest	(3)
Present Value of Net Future Minimum Lease Payments	$332

Note 6 – Leases

The Bank has a combined operating lease for its corporate headquarters and main retail branch and a photocopier lease. The ROU asset and operating lease liability are recorded in fixed assets and other liabilities, respectively, in the consolidated statements of financial condition.

Our ROU asset represents our right to use an underlying asset during the lease term. Operating lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized based on the present value of the remaining lease payments using a discount rate that represents our incremental borrowing rate at the date of implementation of the new accounting standard.

The operating lease for our corporate headquarters and main retail branch has one 5-year extension option at the then fair market rate. As this extension option is not reasonably certain of exercise, it is not included in the lease term. The Bank recorded a ROU asset of $727 thousand and an operating lease liability of $735 thousand as of December 31, 2019. The Bank has no finance leases.

Rent expense under the operating leases was $600 thousand for 2019 and $593 thousand for 2018.

Additional information regarding our operating leases is summarized below for the periods indicated dollars in thousands):

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities for operating leases:	$542
ROU assets obtained in exchange for lease liabilities	$727
Weighted average remaining lease term in months	16
Weighted average discount rate	2.75%

The future minimum payments for operating leases with remaining terms of one year or more as of December 31, 2019 were as follows (in thousands):

Year ended December 31, 2020	$555
Year ended December 31, 2021	195
Total Future Minimum Lease Payments	750
Amounts Representing Interest	(15)
Present Value of Net Future Minimum Lease Payments	$735